Assets not freely disposable (Tables)	12 Months Ended
Dec. 31, 2019
Assets Not Freely Disposable [Abstract]
Summary of Assets Not Freely Disposable
Assets not freely disposable
	2019	2018
Banks
– Cash and balances with central banks	1,382	1,471
– Loans and advances to banks	6,337	4,373
Financial assets at fair value through profit or loss	614	449 [1]
Financial assets at fair value through OCI	240	253 [1]
Securities at amortised cost	189	627 [1]
Loans and advances to customers	75,755	74,352
Other assets	908	734
	85,425	82,258
1 The prior period amounts have been updated to improve consistency and comparability.